Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished products	$ 946	$ 807
Work in progress	299	263
Raw materials	349	207
Spare parts	125	125
Total inventories	1,719	1,402
Non-current inventories - mainly raw materials (presented in non-current assets)	149	152
Current inventories	$ 1,570	$ 1,250